Prepaid Lease Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of recognised finance lease as assets by lessee [line items]
Impairment loss of prepaid lease payments	¥ 0	$ 0	¥ 0	¥ 0
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Land use rights, term	50 years	50 years
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Land use rights, term	70 years	70 years